Adoption of new and revised standards - Schedule of Operating lease Commitments disclosed applying IAS 17 discounted using the Incremental Borrowing at the Date of Initial Application and The Lease Liabilities (Detail) - USD ($)
	Jul. 31, 2021	Oct. 31, 2020	Nov. 01, 2019	Oct. 31, 2019
Explanation Of Difference Between Operating Lease Commitments Disclosed Applying IAS17 And Lease Liabilities Recognised At Date Of Initial Application Of IFRS1 [Line Items]
Lease liabilities recognized at November 1, 2019	$ 16,234,494	$ 3,613,170
Initial Application Of IFRS 16 [Member] | Financial Impact Of The Initial Application Of IFRS16 [Member]
Explanation Of Difference Between Operating Lease Commitments Disclosed Applying IAS17 And Lease Liabilities Recognised At Date Of Initial Application Of IFRS1 [Line Items]
Operating lease commitments as of October 31, 2019				$ 3,774,826
Short term leases and leases of low-value assets				(6,452)
Effect of discounting the above amounts				(931,799)
Lease liabilities recognized at November 1, 2019			$ 2,836,575	$ 2,836,575